Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Property, Plant and Equipment

	Leasehold	Plant and	Office	Motor
	improvements	machinery	equipment	vehicle	Total
	HK$	HK$	HK$	HK$	HK$

Cost

January 1, 2023	118,492,499	27,449,585	2,031,408	-	147,973,492

Additions	39,658,741	4,971,545	981,818	-	45,612,104
Disposals	-	(137,998)	(45,818)	-	(183,816)
Written off	(7,935,580)	(5,741,030)	(673,237)	-	(14,349,847)
Transfer to assets classified as held for sale	(18,267,902)	(2,949,730)	(272,354)	-	(21,489,986)

December 31, 2023	131,947,758	23,592,372	2,021,817	-	157,561,947

Additions	6,451,975	1,137,141	264,025	20,000	7,873,141
Written off	(3,934,125)	(924,330)	(65,283)	-	(4,923,738)

December 31, 2024	134,465,608	23,805,183	2,220,559	20,000	160,511,350

Accumulated depreciation

January 1, 2023	42,808,392	10,454,220	846,972	-	54,109,584

Charge for the year	30,561,795	4,824,258	409,898	-	35,795,951
Disposals	-	(78,784)	(43,793)	-	(122,577)
Written off	(4,576,871)	(2,711,267)	(359,528)	-	(7,647,666)
Transfer to assets classified as held for sale	(5,622,048)	(635,463)	(64,142)	-	(6,321,653)

December 31, 2023	63,171,268	11,852,964	789,407	-	75,813,639

Charge for the year	28,956,777	4,671,570	408,508	2,000	34,038,855
Written off	(3,634,261)	(717,381)	(45,817)	-	(4,397,459)

December 31, 2024	88,493,784	15,807,153	1,152,098	2,000	105,455,035

Impairment

January 1, 2023 and December 31, 2023	-	-	-	-	-

Provision	4,549,381	-	-	-	4,549,381

December 31, 2024	4,549,381	-	-	-	4,549,381

Net carrying amount

December 31, 2024	41,422,443	7,998,030	1,068,461	18,000	50,506,934

December 31, 2023	68,776,490	11,739,408	1,232,410	-	81,748,308

Net carrying amount (US$)
December 31, 2024	5,332,652	1,029,652	137,552	2,317	6,502,173